As filed with the Securities and Exchange Commission on May 7, 2020

File Nos. 033-18516
811-05387

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. _____

Post-Effective Amendment No. 64	[X]

and/or

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1940	[X]

Amendment No. 65	[X]

FRANKLIN MUTUAL SERIES FUNDS
(Exact Name of Registrant as Specified in Charter)

101 John F. Kennedy Parkway, Short Hills , NJ 07078

(Address of Principal Executive Offices)(Zip Code)

(201)912-2100
(Registrant’s Telephone Number, Including Area Code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective on (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a) (1)
[ ]	on (date) after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 6th day of May 2020.

FRANKLIN MUTUAL SERIES FUNDS

(Registrant)

By: /s/STEVEN J. GRAY

Steven J. Gray

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

PETER A. LANGERMAN*	Trustee and Chief Executive Officer-
Peter A. Langerman	Investment Management
Dated May 6, 2020

MATTHEW T. HINKLE*	Chief Executive Officer-Finance and
Matthew t. Hinkle	Administration
Dated May 6, 2020

ROBERT G. KUBILIS*	Chief Financial Officer and
Robert G. Kubilis	Chief Accounting Officer
Dated May 6, 2020

EDWARD I. ALTMAN*	Trustee
Edward I. Altman	Dated May 6, 2020

ANN TORRE BATES*	Trustee
Ann Torre Bates	Dated May 6, 2020

BURTON J. GREENWALD*	Trustee
Burton J. Greenwald	Dated May 6, 2020

GREGORY E. JOHNSON*	Trustee
Gregory E. Johnson	Dated May 6, 2020

KEITH E. MITCHELL*	Trustee
Keith E. Mitchell	Dated May 6, 2020

DAVID W. NIEMIEC*	Trustee
David W. Niemiec	Dated May 6, 2020

CHARLES RUBENS II*	Trustee
Charles Rubens II	Dated May 6, 2020

JAN HOPKINS TRACHTMAN*	Trustee
Jan Hopkins Trachtman	Dated May 6, 2020

ROBERT E. WADE*	Trustee
Robert E. Wade	Dated May 6, 2020

GREGORY H. WILLIAMS*	Trustee
Gregory H. Williams	Dated May 6, 2020

*By: /s/STEVEN J. GRAY

Steven J. Gray, Attorney-in-Fact

Pursuant to Powers of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase